INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF INFORMATION ABOUT CONSOLIDATED STRUCTURED ENTITIES

Reconciliation of the consolidated entity’s carrying amount

	December 31, 2022	December 31, 2021	December 31, 2020
Security Matters Limited’s share of net assets	115	248	249
Company’s share in net profits (losses) of associated companies	106	(101)	(1)
Closing carrying amount	221	147	248